Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

	June 30, 2012	December 31, 2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	1,015,453	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017	201,386	100,417
U.S. Dollar-denominated Term Loans due through 2018	226,462	238,867
U.S. Dollar-denominated Term Loans due through 2023	552,140	443,432

Total	1,995,441	2,029,076
Less current portion	261,272	229,365

Long-term portion	1,734,169	1,799,711